Condensed Financial Information of the Company (Details) - Schedule of condensed statements of comprehensive income/(loss) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net income/(loss)	¥ (4,987,567)	$ (772,022)	¥ (729,829)	¥ 245,368
Unrealized gain on available-for-sale investments, net of tax	4,009	621	1,676	(35,161)
Foreign currency translation adjustment	5,221	808	10,343	(6,591)
Comprehensive income/(loss)	¥ (4,978,337)	$ (770,593)	¥ (717,810)	¥ 203,616